Securitizations and Variable Interest Entities - Schedule of Interest in Variable Interest Entity (Details) - Salus Capital Partners LLC - Variable Interest Entity, Primary Beneficiary - USD ($)
$ in Millions
	Sep. 30, 2017	Sep. 30, 2016
Variable Interest Entity [Line Items]
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	$ 0.0	$ 29.3
Variable Interest Entity, Consolidated, Carrying Amount, Asset-Backed Loans Receivable	0.0	29.3
Variable Interest Entity, Consolidated, Carrying Amount, Other Assets	2.0	13.7
Variable Interest Entity, Consolidated, Carrying Amount, Assets	2.0	43.0
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	99.2	135.2
Unsecured Debt [Member]
Variable Interest Entity [Line Items]
VIE, consolidated carrying amount obligations	$ 99.2	$ 135.2